Quarterly Results of Operations (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 3,139,867	$ 3,061,017	$ 2,924,714	$ 2,952,167	$ 3,089,887	$ 3,191,157	$ 3,228,298	$ 3,281,891	$ 12,077,765	$ 12,791,233
Interest expense	415,265	439,617	454,298	472,091	530,349	577,505	587,610	607,536	1,781,271	2,303,000
Net interest income	2,724,602	2,621,400	2,470,416	2,480,076	2,559,538	2,613,652	2,640,688	2,674,355	10,296,494	10,488,233
Provision for loan losses	130,000	10,000		30,000	120,000	120,000	170,000	80,000	170,000	490,000
Net interest income after provision for loan losses	2,594,602	2,611,400	2,470,416	2,450,076	2,439,538	2,493,652	2,470,688	2,594,355	10,126,494	9,998,233
Noninterest income	918,665	1,010,359	1,027,808	1,486,038	1,232,387	1,359,673	1,185,783	1,104,385	4,442,870	4,882,228
Noninterest expense	2,650,580	2,564,351	2,467,610	2,484,879	2,642,551	2,405,602	2,510,695	2,417,102	10,167,420	9,975,950
Income before income taxes	862,687	1,057,408	1,030,614	1,451,235	1,029,374	1,447,723	1,145,776	1,281,638	4,401,944	4,904,511
Income tax expense	207,234	271,739	270,539	438,787	254,015	417,870	298,713	366,889	1,188,299	1,337,487
Net income	$ 655,453	$ 785,669	$ 760,075	$ 1,012,448	$ 775,359	$ 1,029,853	$ 847,063	$ 914,749	$ 3,213,645	$ 3,567,024
Basic earnings per share (in dollars per share)	$ 0.36	$ 0.43	$ 0.41	$ 0.54	$ 0.40	$ 0.55	$ 0.45	$ 0.49	$ 1.73	$ 1.89
Diluted earnings per share (in dollars per share)	$ 0.36	$ 0.42	$ 0.41	$ 0.54	$ 0.40	$ 0.55	$ 0.45	$ 0.49	$ 1.73	$ 1.89